Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities
14.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2022	December 31, 2021
Employee related liabilities	599	536
Employee compensated absences	196	181
Taxes other than income taxes	68	58
Advances from customers	225	25
Advances from grants	37	34
Derivative instruments	35	43
Defined benefit and contribution plans	39	34
Royalties	32	29
Current operating lease liabilities	52	55
Deferred and contingent consideration on business combinations	—	27
Others	102	79
Total	1,385	1,101

Derivative instruments are further described in Note 27.

Defined benefit and defined contribution plans and other long-term employee benefits are further described in Note 16.

Lease liabilities are described in Note 11. In 2022, the Company paid $25 million of deferred and contingent consideration related to business acquisitions.

Liabilities related to public funding are described in Note 7.

Advances from customers are primarily related to multi-annual capacity reservation and volume commitment agreements signed in 2022 with certain customers. Some of these arrangements include take-or-pay clauses, according to which the Company is entitled to receive the full amount of the contractual committed fees in case of non-compliant orders from those customers. Certain agreements include penalties in case the Company is not able to fulfill its contractual obligations. No significant provision for those penalties was reported on the consolidated balance sheet as of December 31, 2022.